Taxation - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended						24 Months Ended	60 Months Ended	120 Months Ended
	Apr. 01, 2018	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022	Dec. 31, 2017
Taxation
Statutory income tax rate of the PRC		25.00%	25.00%	25.00%	25.00%
Withholding income tax percentage							10.00%
Percentage of share holding in FIE							25.00%
Withholding tax amount				¥ 0
Income tax expense/(credit)		¥ 3,261	$ 447	¥ 434	¥ 207
Guangzhou Tiya Information Technology Co., Ltd. ("Guangzhou Tiya")
Taxation
Withholding tax amount		800						¥ 800
Cash Dividend		¥ 8,000
HONG KONG | Inland Revenue, Hong Kong | Minimum
Taxation
Withholding income tax percentage							5.00%
CHINA
Taxation
Withholding income tax percentage		10.00%	10.00%	10.00%
Additional tax deduction rate								100.00%	75.00%	50.00%
Deferred tax liability		¥ 0		¥ 0				¥ 0
CHINA | State Administration of Taxation, China
Taxation
Statutory income tax rate of the PRC		25.00%	25.00%
Preferential tax rate		15.00%	15.00%	15.00%	15.00%
Term to reapply HNTE status (in years)		3 years	3 years
SINGAPORE
Taxation
Statutory income tax rate of the PRC		17.00%	17.00%
Withholding income tax percentage		0.00%	0.00%
Income tax expense/(credit)		¥ 0		¥ (100)		¥ 100
Assessable profits on the first HK$2 million | HONG KONG | Inland Revenue, Hong Kong
Taxation
Statutory income tax rate of the PRC	8.25%
Assessable profits in excess of HK$2 million | HONG KONG | Inland Revenue, Hong Kong
Taxation
Statutory income tax rate of the PRC	16.50%